Financial Risks - Summary of Length of Time an Available-for-sale Security (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	€ (125)	€ (263)
Investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(266)	(912)
Investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(46)	(635)
Investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(9)	(6)
Investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(211)	(270)
Below investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(125)	(263)
Below investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(15)	(30)
Below investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(5)	(20)
Below investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(105)	(213)
Carrying value [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	1,171	1,971
Carrying value [member] | Investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	10,076	18,966
Carrying value [member] | Investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	4,106	14,848
Carrying value [member] | Investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	1,479	190
Carrying value [member] | Investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	4,490	3,929
Carrying value [member] | Below investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	1,171	1,971
Carrying value [member] | Below investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	485	587
Carrying value [member] | Below investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	62	198
Carrying value [member] | Below investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	€ 624	€ 1,186